RESERVES - Narratives (Details)	Dec. 31, 2018
RESERVES [abstract]
Percentage of revenue from freight transportation services used to calculate Safety Production Fund	1.00%
Percentage of revenue from rendering of passenger transportation services used to calculate Safety Production Fund	1.50%